Investment in airport concessions	12 Months Ended
Dec. 31, 2020
Investment in airport concessions
Investment in airport concessions

10.         Investment in airport concessions

The Company has concessions to operate, maintain and develop 13 airports in Mexico, which are concentrated in central and northern regions of the country. Each concession is for 50 years from November 1, 1998. The term of each of the Company’s concessions may be extended by the Ministry of Communications and Transportation under certain circumstances for a period not exceeding 50 years. As operators of 13 airports the Company earns revenue from airlines, passengers, and other users for using the airport facilities. The Company also earns revenues for commercial activities carried out at the airports, such as leasing of space to restaurants and other shops.

Each airport concession agreement contains the following terms and basic conditions:

a.

The concessionaire has the right to manage, operate, maintain and use the airport facilities and carry out any construction, improvements or maintenance of the related facilities in accordance with its five-year period Master Development Program, and to provide airport, complementary and commercial services.

b.

The concessionaire will use the airport facilities only for the purposes specified in the concession agreement, will provide services in conformity with the law and applicable regulations and will be subject to inspections by the Ministry of Communications and Transportation.

c.

The concessionaire must pay a concession tax for the right to use airport facilities (currently 5% of the concessionaire’s annual gross revenues derived from the use of public property), in conformity with the Mexican Federal Duties Law.

d.	The Mexican Airport and Auxiliary Services Agency (Aeropuertos y Servicios Auxiliares) has the exclusive right to supply fuel at the concessionaire’s airports.

e.	The concessionaire must grant free access to specific airport areas to certain Mexican government agencies, so that they may carry out their activities within the airports.

f.

The concession may be revoked if the concessionaire breaches any of its obligations established in the concession title, as established in Article 26 and 27 of the Mexican Airport Law and in the concession title. The breach of certain concession terms may be cause for revocation if the Ministry of Communications and Transportation has applied sanctions in three different instances with respect to the same concession term.

Since the concessionaire is part of an integrated economic group, the concessionaire and Grupo Aeroportuario del Centro Norte, S.A.B. de C.V, they will respond jointly and severally to the Ministry of Communications and Transportation, regarding the obligations contained in each of the concessions granted and as indicated in the concession title.

The terms and conditions of each concession contract have been fulfilled in all important aspects during the years ended December 31, 2020, 2019 and 2018.

Investments in airport concessions include: improvements to concessioned assets, rights to use airport facilities, and airport concessions. The total cost of the concession was assigned proportionally to rights to use airport facilities on the basis of the fair value of the assets determined by an independent appraiser. At any airport concession where the cost exceeded the fair value, the excess was recognized within the airport concessions line item.

As of December 31, 2020, 2019 and 2018, the carrying value of the right to use airport facilities, airport concessions and improvement to concessioned assets classified as intangible assets are as follows:

	December 31,
	2020		2019		2018
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to concessioned assets (see note 15)		8,594,136		7,331,450		6,165,810
Improvements to concessioned assets in progress		615,246		624,063		834,868
Accumulated amortization		(2,942,131)		(2,650,807)		(2,396,427)
	Ps.	10,229,656	Ps.	9,267,111	Ps.	8,566,656

The changes in investment in concessions are as follows:

	December 31,
	2020		2019		2018
Investment in airport concessions
Beginning balance	Ps.	11,917,919	Ps.	10,963,084	Ps.	9,821,579
Increase		1,253,868		954,835		1,141,505
Ending balance		13,171,787		11,917,919		10,963,084
Amortization of airport concessions:
Beginning balance		(2,650,807)		(2,396,427)		(2,173,162)
Increase		(291,323)		(254,380)		(223,266)
Ending balance		(2,942,131)		(2,650,807)		(2,396,427)
Net investment in airport concessions	Ps.	10,229,656	Ps.	9,267,111	Ps.	8,566,656

Master Development Plan – The Company is obligated to carry out maintenance, improvements to concessioned assets and acquire fixed assets according to the Master Development Program. As mentioned in note 2, the Master Development Program for 2021-2025 is Ps.11,979,621 in pesos with purchasing power of December 31, 2019 and Ps.12,586,901 in pesos with purchasing power of December 31, 2020, as updated with the National Producer Price Index (INPPIC) of the construction industry, in accordance with the concession contract, which is anticipated to be carried out as follows:

Amount

Year
2021	2,565,502
2022	2,655,068
2023	2,620,741
2024	2,510,125
2025	2,235,465
12,586,901

The Master Development Program for the previous five-year period 2016-2020, was for Ps. 4,445,653,  with purchasing power as of December 31, 2014, and Ps.6,303,586 with purchasing power as of December 31, 2020, as updated with the INPPIC, in accordance with the concession contract. The amount pending to be exercised as of December 31, 2020 is Ps.264,783, which will be exercised until the projects are completed.

In 2009, the Company paid Ps.1,159,613 to acquire land strategically located adjacent to the Monterrey airport to allow for the airport’s future growth, including the construction of a second runway, which the Company intends to complete in the future.

On December 4, 2012, the Monterrey airport received authorization from the AFAC to include Ps.386,538 (amount expressed in nominal pesos of 2009) in investments as part of Master Development Program for 2011-2015. Additionally, during the 2011 Master Development Program revision, Ps.77,306 was included due to an extraordinary adjustment in its maximum tariff under the Master Development Program. The remaining investment to be recognized for a cost of Ps.695,759 (amount expressed in 2009 nominal pesos), has been included in the indicative periods 2026-2035 of the approved Master Development Program. This amount may not be recognized by the Ministry of Communications and Transportation in the future. The final recovery amounts are adjusted annually based on INPPIC.

The Company’s airports exclusively own the lands acquired, which are classified in the consolidated statements of financial position under the headings of property, leasehold improvements and equipment. The lands will remain classified under these headings until the negotiations with the AFAC have concluded. If the AFAC recognizes the land as part of the concession investment, it is estimated that the property will be transferred to the Mexican Government. At the time of such recognition, the Company shall derecognize the asset and recognize an inclusion of the same amount under investment in airport concessions (improvements in concessioned assets), which will be subject to amortization for the remaining period of the concession.

The Company’s improvements to the airport facilities can be recognized by the  AFAC as part of the investment in airport concession. The cost of airport improvements recognized by the AFAC that are part of the Company’s investment in concession assets is “recovered” in the form of adjustments to the maximum rates that the Company may charge for aeronautical services, which are regulated by the AFAC.